Organization, Consolidation and Presentation of Financial Statements - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Variable Interest Entity [Line Items]
Net liabilities of VIEs	$ 175,970	¥ 1,140,000
Creditors of the VIEs'third-party liabilities with no recourse to the general credit of the primary beneficiaries	No
Exchange rate used for conversion of financial statements from RMB to US dollar	6.4778	6.4778
Beijing Perusal
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities		¥ 1,260,000
Equity pledge agreement expiration period	2 years
Baidu Pay
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities		90,000
Equity pledge agreement expiration period	2 years
Baidu Netcom
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities		¥ 890,000
Equity pledge agreement expiration period	2 years